PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023
Cost:

Computers and peripheral equipment	$1,065	$3,390
Office furniture and equipment	272	852
Trade equipment	-	42
Leasehold improvements	210	210
Equipment held by customer	4,722	4,420

	6,269	8,914
Accumulated depreciation:
Computers and peripheral equipment	786	2,990
Office furniture and equipment	225	785
Trade Equipment	-	42
Leasehold improvements	201	206
Equipment held by customer	1,796	2,190

	3,008	6,213
Depreciated cost	$3,261	$2,701